Notes Payable (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 21, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 19, 2015
Notes Payable (Details) [Line Items]
Interest expense		$ 65,249	$ 50,205	$ 33,393
Lingo Management, LLC [Member] | Garrison TNCI LLC [Member]
Notes Payable (Details) [Line Items]
Interest expense		447
Notes Payable		$ 37,253
Percentage of accrued interest		12.50%
Clearing Organisation [Member]
Notes Payable (Details) [Line Items]
Credit facility		$ 714	1,071
Description of interest rate		The notes payable accrue interest at the prime rate plus 2.0% (6.75% at December 31, 2020) payable annually, maturing January 31, 2022.
Interest expense		$ 51	87	111
Asset Based Credit Facility [Member] | Second Amended and Restated Credit Agreement [Member] | Wells Fargo Bank, National Association [Member]
Notes Payable (Details) [Line Items]
Credit facility		0	37,096
Description of collateral	The credit facility is secured by the proceeds received for services rendered in connection with liquidation service contracts pursuant to which any outstanding loan or letters of credit are issued and the assets that are sold at liquidation related to such contract.
Payment for closing fee	$ 500
Description of interest rate	The interest rate for each revolving credit advance under the Credit Agreement is, subject to certain terms and conditions, equal to the LIBOR plus a margin of 2.25% to 3.25% depending on the type of advance and the percentage such advance represents of the related transaction for which such advance is provided.
Description of success fees	The credit facility also provides for success fees in the amount of 2.5% to 17.5% of the net profits, if any, earned on the liquidation engagements funded under the Credit Agreement as set forth therein.
Interest expense		$ 639	$ 1,503	$ 4,247
Asset Based Credit Facility [Member] | Second Amended and Restated Credit Agreement [Member] | Minimum [Member] | Wells Fargo Bank, National Association [Member]
Notes Payable (Details) [Line Items]
Maximum borrowing capacity credit facility	$ 100,000
Credit facility expiration date	Jul. 15, 2018
Asset Based Credit Facility [Member] | Second Amended and Restated Credit Agreement [Member] | Maximum [Member] | Wells Fargo Bank, National Association [Member]
Notes Payable (Details) [Line Items]
Maximum borrowing capacity credit facility	$ 200,000
Line of Credit [Member] | UK Credit Agreement [Member] | Wells Fargo Bank, National Association [Member]
Notes Payable (Details) [Line Items]
Maximum borrowing capacity credit facility					$ 50
UK Credit Agreement [Member]
Notes Payable (Details) [Line Items]
Credit facility					$ 200,000